Document and Entity Information	6 Months Ended
Feb. 29, 2012
Document And Entity Information
Entity Registrant Name	Panex Resources Inc.
Entity Central Index Key	0001345756
Document Type	POS AM
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
ASSETS
Cash	$ 168,638	$ 19,357	$ 29,178
Total current assets	168,638	19,357	29,178
Total assets (all current)	168,638	19,357	29,178
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable and accrued expenses	330,755	100,211	215,743
Accounts payable and accrued expenses, related parties	168,024	282,937	184,495
Accrued liabilities, other	34,514	35,476	187,463
Loans and borrowings, related party	0	0	46,892
Loans and borrowings	570,426	598,873	740,000
Total current liabilities	1,103,719	1,017,497	1,374,593
Stockholders' Equity (Deficiency)
Common stock, $0.001 par value; 500,000,000 shares authorized; 87,827,461, (2011: 79,349,908), (2010: 67,046,785) common shares issued and outstanding	87,827	79,349	67,046
Advances for stock subscriptions	162,000	0	0
Additional paid-in capital	11,579,630	11,418,557	10,815,704
Donated capital	77,627	47,367	15,750
Accumulated deficit during the exploration stage	(12,842,165)	(12,543,413)	(12,243,915)
Stockholder' equity (deficiency)	(935,081)	(998,140)	(1,345,415)
Total liabilities and stockholders' equity (deficiency)	$ 168,638	$ 19,357	$ 29,178

Balance Sheets (Parenthetical) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Stockholders' Equity
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	500,000,000	500,000,000	500,000,000
Common Stock Issued	87,827,461	79,349,908	67,046,785
Common Stock Outstanding	87,827,461	79,349,908	67,046,785

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Donated rent	0	0	0	0	0	0	5,250
Donated services	15,000	0	30,260	0	31,617	0	72,377
General and administrative	637	6,665	953	8,476	11,143	8,175	93,799
Foreign currency transaction (gain) loss	8,465	15,437	(15,058)	43,506	58,682	13,686	101,582
Mineral property and exploration costs	0	0	0	0	0	0	4,739,777
Management fees	0	9,911	0	24,502	24,502	53,638	677,087
Professional fees	241,772	37,028	261,044	61,897	124,075	69,315	1,294,928
Travel costs	0	0	0	0	0	0	335,415
Write-off deferred acquisition cost	0	0	0	0	0	0	400,000
Provision against Minanca loan	0	0	0	0	0	0	6,100,000
Total operating expenses	265,874	69,041	277,199	138,381	250,019	144,814	13,820,215
Other income (expense)
Interest income	0	151	0	300	575	446	32,281
Interest expense	(11,185)	(11,718)	(21,553)	(29,090)	(50,054)	(69,492)	(304,277)
Loss on sale of investment	0	0	0	0	0	0	(126,182)
Gain on sale of mineral property rights	0	0	0	0	0	0	1,376,228
Total other income (expense)	(11,185)	(11,567)	(21,553)	(28,790)	(49,479)	(69,046)	978,050
Net Loss	$ (277,059)	$ (80,608)	$ (298,752)	$ (167,171)	$ (299,498)	$ (213,860)	$ (12,842,165)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding	79,908,868	76,615,881	79,584,095	69,406,288	75,608,410	66,029,936

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		93 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Cash Flows From Operating Activities
Net loss	$ (298,752)	$ (167,171)	$ (299,498)	$ (213,860)	$ (12,842,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign currency transaction (gain) loss	(15,058)	43,506	58,682	13,686	101,582
Gain on sale of mineral property rights	0	0	0	0	(586,228)
Loss on sale of investment	0	0	0	0	126,181
Donated services and expenses	30,260	0	31,617	0	77,627
Expenses paid by issue of common stock	0	0	0	0	500
Write-off deferred acquisition costs	0	0	0	0	400,000
Provision against Minanca loan	0	0	0	0	6,100,000
Change in operating assets and liabilities
Increase in accounts payable and accrued liabilities	343,684	25,373	62,840	132,985	853,741
Increase (decrease) in amounts due to related parties	(71,977)	56,718	82,903	22,769	298,540
Net Cash Used in Operating Activities	(11,843)	(41,574)	(63,456)	(44,420)	(5,470,222)
Cash Flows From Investing Activities
Cash received from sale of investment	0	0	0	0	250,047
Cash received from sale of mineral property rights	0	0	0	0	210,000
Deferred acquisition costs	0	0	0	0	(400,000)
Loan advances	0	0	0	0	(7,100,000)
Repayment of loan advance	0	0	0	0	1,000,000
Net Cash Used in Investing Activities	0	0	0	0	(6,039,953)
Cash Flows From Financing Activities
Loans from related parties	0	0	0	0	594,313
Loan repaid to related parties	0	0	0	0	(576,483)
Loan from unrelated third parties	0	50,000	50,000	0	790,000
Deposits received for common shares to be issued	162,000	0	0	0	202,000
Common shares issued for cash	0	0	0	0	10,668,750
Net Cash Provided by Financing Activities	162,000	50,000	50,000	0	11,678,580
Effect of exchange rate on cash	(876)	2,452	3,635	1,174	233
Increase in Cash	149,281	10,878	(9,821)	(43,246)	168,638
Cash - Beginning of Period	19,357	29,178	29,178	72,424
Cash - End of Period	168,638	40,056	19,357	29,178	168,638
Supplemental Disclosures
Interest paid	0	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0	$ 0

Statements of Stockholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Donated Capital	Accumulated (Deficit) during exploration stage	Advances for Stock Subscriptions	Total
Beginning Balance, amount at May. 27, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at May. 27, 2004	0
Common stock issued for services to president, Shares	6,000,000
Common stock issued for services to president, Amount	6,000	(5,500)				500
Return and cancellation of shares, Shares	(6,000,000)
Return and cancellation of shares, Amount	(6,000)	6,000				0
Net loss				(500)		(500)
Ending Balance, amount at Aug. 31, 2004	0	500	0	(500)	0	0
Ending Balance, shares at Aug. 31, 2004	0
Common stock issued for cash, Shares	64,500,000
Common stock issued for cash, Value	64,500	(17,750)				46,750
Return and cancellation of shares, Shares	(30,000,000)
Return and cancellation of shares, Amount	(30,000)	30,000				0
Donated rent			3,000			3,000
Donated services			6,000			6,000
Net loss				(15,769)		(15,769)
Ending Balance, amount at Aug. 31, 2005	34,500	12,750	9,000	(16,269)	0	39,981
Ending Balance, shares at Aug. 31, 2005	34,500,000
Common stock issued for cash, Shares	1,964,285
Common stock issued for cash, Value	1,964	4,498,036				4,500,000
Donated rent			2,250			2,250
Donated services			4,500			4,500
Net loss				(848,560)		(848,560)
Ending Balance, amount at Aug. 31, 2006	36,464	4,510,786	15,750	(864,829)	0	3,698,171
Ending Balance, shares at Aug. 31, 2006	36,464,285
Common stock issued for cash, Shares	7,632,500
Common stock issued for cash, Value	7,632	6,098,368				6,106,000
Net loss				(10,943,990)		(10,943,990)
Ending Balance, amount at Aug. 31, 2007	44,096	10,609,154	15,750	(11,808,819)	0	(1,139,819)
Ending Balance, shares at Aug. 31, 2007	44,096,785
Net loss				(66,651)		(66,651)
Ending Balance, amount at Aug. 31, 2008	44,096	10,609,154	15,750	(11,875,470)	0	(1,206,470)
Beginning Balance, shares at Aug. 31, 2008	44,096,785
Common stock issued for cash, Shares	1,600,000
Common stock issued for cash, Value	1,600	14,400				16,000
Common stock issued for settlement of debt, Shares	14,000,000
Common stock issued for settlement of debt, Amount	14,000	126,000				140,000
Shares to be issued		30,000				30,000
Net loss				(154,585)		(154,585)
Ending Balance, amount at Aug. 31, 2009	59,696	10,779,554	15,750	(12,030,055)	0	(1,175,055)
Ending Balance, shares at Aug. 31, 2009	59,696,785
Common stock issued for cash, Shares	4,000,000
Common stock issued for cash, Value	4,000	6,000				10,000
Common stock issued for settlement of debt, Shares	3,350,000
Common stock issued for settlement of debt, Amount	3,350	30,150				33,500
Donated services						0
Net loss				(213,860)		(213,860)
Ending Balance, amount at Aug. 31, 2010	67,046	10,815,704	15,750	(12,243,915)	0	(1,345,415)
Ending Balance, shares at Aug. 31, 2010	67,046,785
Common stock issued for settlement of debt, Shares	12,303,123
Common stock issued for settlement of debt, Amount	12,303	602,853				615,156
Donated services			31,617			31,617
Net loss				(299,498)		(299,498)
Ending Balance, amount at Aug. 31, 2011	79,349	11,418,557	47,367	(12,543,413)	0	(998,140)
Ending Balance, shares at Aug. 31, 2011	79,349,908
Common stock issued for settlement of debt, Shares	8,477,553
Common stock issued for settlement of debt, Amount	8,478	161,073				169,551
Donated services			30,260			30,260
Advance for stock subscriptions					162,000	162,000
Net loss				(298,752)		(298,752)
Ending Balance, amount at Feb. 29, 2012	$ 87,827	$ 11,579,630	$ 77,627	$ (12,842,165)	$ 162,000	$ (935,081)
Ending Balance, shares at Feb. 29, 2012	87,827,461

Organization, Nature of Business and Going Concern	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Organization, Nature of Business and Going Concern

Panex Resources Inc. (‘Panex” or the “Company”) was incorporated in the State of Nevada on May 28, 2004. The Company is considered to be an Exploration Stage Company. The Company’s principal business is the acquisition and exploration of mineral resources.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Since its inception on May 28, 2004, the Company has not generated revenue and has incurred net losses. The Company incurred a net loss of $298,752 for the six months ended February 29, 2012, and a deficit accumulated during the exploration stage of $12,842,165 for the period May 28, 2004 (inception) through February 29, 2012. Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As a consequence of the Company’s withdrawal from the Minanca acquisition in Ecuador, the Colombian Projects (Titiribi and Acandi) and the Peruvian Projects (Condoroma and Suyckutambo), the Company has no mineral property interests as of the date of this report. Certain mineral property interests are presently being considered, but it is too early to say whether they may be considered appropriate for acquisition.

As of February 29, 2012, the Company had cash of $168,638.

During the next 12 months, management’s objective is to recapitalize Panex, raise new capital and seek new investment opportunities in the mineral sector. Management believes that its worldwide industry contacts will make it possible to identify and assess new projects for acquisition purposes.

Panex is seeking a viable business opportunity through acquisition, merger or other suitable business combination method, with a focus on undervalued mineral properties for eventual acquisition. Panex intends to concentrate its acquisition efforts on mineral properties or mineral exploration businesses that management believes to be undervalued or that management believes may realize a substantial benefit from being publicly owned. Panex will continue to identify and assess undervalued mineral properties when capital raisings are completed. A small number of mineral properties are presently being reviewed, but it is too early to say whether they may be considered appropriate for acquisition. The Company is in the process of finalizing plans to raise new capital of a maximum of $2,400,000 whereby Panex is offering up to 30,000,000 shares of common stock on a self-underwritten basis. A Prospectus on Form 424B4 was filed on February 17, 2012 with the Securities and Exchange Commission.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Organization and nature of business:

The Company was incorporated in the State of Nevada on May 28, 2004. On September 27, 2010 the Company changed its name from “De Beira Goldfields Inc.” to “Panex Resources Inc.”.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Since its inception in May 2004, the Company has not generated revenue and has incurred net losses. The Company incurred a net loss of $299,498 for the year ended August 31, 2011, and a deficit accumulated during the exploration stage of $12,543,413 for the period from May 28, 2004 (inception) through August 31, 2011. Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As a consequence of the Company’s withdrawal from the Minanca acquisition in Ecuador, the Colombian Projects (Titiribi and Acandi), and the Peruvian Projects (Condoroma and Suyckutambo), the Company has no mineral property interests as of the date of this report.

As of August 31, 2011, the Company had cash of $19,357. Management’s objective is to recapitalize the Company, raise new capital and seek new investment opportunities in the mineral sector.   There is no assurance that the Company will be able to consummate the contemplated capital raisings.  In the event that the Company is unsuccessful in raising additional capital in a timely manner, it will have a material adverse affect on the Company’s liquidity, financial condition and business prospects.

The Company is in the process of finalising plans to raise new capital of $2,400,000. On February 22, 2011, the Company filed a Form S-1 registration statement, and on June 3, August 26 and October 18, 2011, the Company filed Form S-1/A registration statements with the Securities and Exchange Commission.  The registration statement has not yet been declared effective.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

a.        Basis of Preparation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States. The Company’s fiscal year-end is August 31. Certain reclassifications to the 2011 balance sheet have been made to conform with 2012 presentation, none of which had any effect on cash flows from operating, investing and financing activities or total assets, total liabilities and stockholders’ equity (deficiency).

b.       Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c.        Basic and Diluted Net Income (Loss) Per Share

Basic earnings per share (EPS) calculations are computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. There were no potential dilutive securities outstanding at February 29, 2012 or February 28, 2011.

d.       Cash

Cash includes deposits in banks which are unrestricted as to withdrawal or use.

e.        Mineral Property and Exploration Costs

The Company has been in the exploration stage since its formation on May 28, 2004 and has not realized any revenues from its planned operations. It has been primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

f.         Deferred Acquisition Costs

The Company capitalizes deposits paid during the acquisition of equity interests as deferred acquisition costs. Deferred acquisition costs are recorded at cost and are included in the purchase price of the equity interest once the acquisition has been consummated.

g.        Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The Company uses a fair value hierarchy that has three levels of inputs, both observable and unobservable, with use of the lowest possible level of input to determine fair value.

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable.

As of February 29, 2012, the Company did not have any assets or liabilities that were measured at fair value on a recurring or non-recurring basis.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

Financial instruments, which include cash, accounts payable, and loans and borrowings, were estimated to approximate their carrying values due to the immediate or short-term maturity of these financial instruments. The financial risk to the Company’s operations that arises from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk.

h.       Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases, as well as net operating losses.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets or liabilities of a change in tax rates is recognized in the period in which the tax change occurs. A valuation allowance is provided to reduce the deferred tax assets to a level, that more likely than not, will be realized.

Management does not believe that the Company has any unrecognized tax positions. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

i.         Foreign Currency Translation and Transactions

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated into the United States dollar using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income.

j.         Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist of cash. The Company’s cash is in demand deposit accounts placed with federally insured financial institutions in Canada.

k.       Interim Financial Statements

In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments which include only normal recurring adjustments, necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

The unaudited financial statements should be read in conjunction with the Company’s audited financial statements and footnotes thereto for the year ended August 31, 2011, which are included in the Company’s Annual Report on Form 10-K.

l.         Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change. A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, the Company has not determined whether implementation of such proposed standards would be material to the Company’s financial statements. New pronouncements assessed by the Company recently are discussed below:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. ASU 2011-05 is effective for fiscal years and interim periods beginning after December 15, 2011 (March 1, 2012 for the Company). The Company does not expect the adoption of ASU 2011-04 to have a material impact on its results of operations, financial condition, or cash flows.

a)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States of America.  The Company’s fiscal year-end is August 31.

b)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)	Basic and Diluted Net Loss Per Share

Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potential dilutive common shares outstanding during the period using the treasury stock method and the if-converted method. In computing EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. There were no potential dilutive securities outstanding at August 31, 2011 and 2010.

d)      Cash

Cash includes deposits in banks which are unrestricted as to withdrawal or use.

e)      Mineral Property and Exploration Costs

The Company has been in the exploration stage since its formation on May 28, 2004 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

f)	Deferred Acquisition Costs

The Company capitalizes deposits paid during the acquisition of equity interests as deferred acquisition costs.  Deferred acquisition costs are recorded at cost and are included in the purchase price of the equity interest once the acquisition has been consummated.

g)      Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or most advantageous market. The Company uses a fair value hierarchy that has three levels of inputs, both observable and unobservable, with use of the lowest possible level of input to determine fair value.

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

As of August 31, 2011 and 2010, the Company did not have any assets or liabilities that were measured at fair value on a recurring or non-recurring basis.

Financial instruments, which include cash, accounts payable, and loans and borrowings, are estimated to approximate their carrying values due to the immediate or short-term maturity of these financial instruments. The fair value of amounts due to related parties is not practicable to estimate, due to the related party nature of the underlying transactions. The Company’s operations are located in Australia, which results in exposure to market risks from changes in foreign currency rates. The financial risk is the risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk.

h)      Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases, as well as net operating losses.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets or liabilities of a change in tax rates is recognized in the period in which the tax change occurs.  A valuation allowance is provided to reduce the deferred tax assets to a level, that more likely than not, will be realized.

Management does not believe that the Company has any unrecognized tax positions. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax positions as a component of income tax expense.

i)      Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated into the United States dollar using the exchange rate prevailing at the balance sheet date.  Foreign currency transactions are primarily undertaken in Australian dollars. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income.

During the quarter ended November 30, 2010, the Company identified the following matter that originated prior to September 1, 2010, relating to the reporting of the effect of exchange rate changes on cash in the statement of cash flows;

·	Net cash used in operating activities for the year ended August 31, 2010 and accumulated from May 28, 2004 (date of inception) to August 31, 2010 should have included $15,680 and $52,473, respectively, for foreign currency transaction losses recorded in the statement of operations; and

·	The effect of exchange rate changes on cash for the year ended August 31, 2010 and accumulated from May 28, 2004 (date of inception) to August 31, 2010 should have excluded these same amounts.

The Company determined that the impact of this matter related only to the presentation of the 2010 net cash used in operating activities on the statement of cash flows and it is not material to any prior annual or interim period financial statements.

j)    Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist of cash.  The Company’s cash is all in demand deposit accounts placed with federally insured financial institutions in Australia.  The Company has not experienced any losses on such accounts.

k)    Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability.  Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.  A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, the Company has not determined whether implementation of such proposed standards would be material to the Company’s financial statements.  New pronouncements assessed by the Company recently are discussed below:

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income (“ASU 2011-05”).  ASU 2011-05 requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. ASU 2011-05 is effective for fiscal years and interim periods beginning after December 15, 2011 (March 1, 2012 for the Company).  The Company does not expect the adoption of ASU 2011-04 to have a material impact on its results of operations, financial condition, or cash flows.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  This update requires additional disclosure within the roll forward of activity for assets and liabilities measured at fair value on a recurring basis, including transfers of assets and liabilities between Level 1 and Level 2of the fair value hierarchy and the separate presentation of purchases, sales, issuances and settlements of assets and liabilities within Level 3 of the fair value hierarchy.  In addition, the update requires enhanced disclosures of the valuation techniques and inputs used in the fair value measurements within Levels 2 and 3.  The new disclosure requirements were effective for interim and annual periods beginning after December 15, 2009, except for the disclosure of purchases, sales, issuances and settlements of Level 3 measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010 (September 1, 2011 for the Company).  As ASU 2010-06 only requires enhanced disclosures, the Company does not expect that the adoption of this update will have a material effect on its financial statements.

Deferred Acquisition Costs and Loan Advances	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Deferred Acquisition Costs and Loan Advances

Deferred Acquisition Costs and Loan Advances:

On June 15, 2006, the Company entered into an agreement with Emco Corporation (“Emco”) whereby the Company was granted an option to acquire 80% of the issued and outstanding shares of Minanca, which owns mineral exploration property in Ecuador (the “Property”), for an aggregate purchase price of $30,400,000 comprised of 10 million restricted common shares of the Company at an issue price of $3 per common share and a cash payment of $400,000.

Under the terms of the acquisition agreement and pursuant to settlement of the acquisition, the Company was obligated to pay loan advances of $7,000,000.

As of February 29, 2012, the loan advances equalled $6,100,000. Minanca is to undertake to grant a mortgage of all its assets to the Company as security against the loan advances noted above. Repayment of the loan advances rank in priority ahead of any dividend or distribution payments to shareholders of Minanca.

On December 9, 2007, the Company entered into an agreement with Emco to cancel the acquisition by Panex of an 80% interest in Minanca. As a consequence, neither party has any further rights or obligations to each other, except that Minanca remains indebted to Panex for an amount of $6,100,000 which it had agreed to repay as follows:

         i.            payment of US$250,000 to Panex by close of business on December 14, 2007;

       ii.            payment of US$1,750,000 to Panex within 21 days of the execution of the agreement; and

     iii.            payment of the remainder of the loan balance in accordance with the provisions of the June 2006 agreement (which provided for loan repayment from cash surpluses from the sale of mineral products) or as otherwise agreed between the parties.

Through, and, subsequent to, February 29, 2012, no repayments have been made. The loan was fully reserved for in the financial statements during the year ended August 31, 2007, however management continues to seek recovery of all or part of the loan.

On June 16, 2006, the Company paid $400,000 as per the terms of the agreement and provided a loan advance of $100,000 to Minanca. Prior to August 31, 2007, the Company had recorded the $400,000 as deferred acquisition costs pending the final settlement of the agreement, however this amount was expensed to the income statement during the year ended August 31, 2007.

Financing Activities:

On February 24, 2012, the Company entered into debt settlement agreements with creditors and related parties in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.02 per share. As a result, the Company will no longer be indebted as further set forth in the debt settlement agreements as follows:

Ross Doyle, a related party for $ 39,551, for a total of 1,977,553 shares at a price of $0.02 per share.

Werte AG, a creditor, for $ 80,000, for a total of 4,000,000 shares at a price of $0.02 per share.

Lars Pearl, a creditor, for $ 50,000, for a total of 2,500,000 shares at a price of $0.02 per share.

During the period, the Company also received cash of $162,000 from a private placement of 2,025,000 shares of common stock shares at $0.08 per share. The common stock has not yet been issued.

On June 15, 2006, the Company entered into an agreement with Emco Corporation (“Emco”) whereby the Company was granted an option to acquire 80% of the issued and outstanding shares of Minanca, which owns mineral exploration property in Ecuador (the “Property”), for an aggregate purchase price of $30,400,000 comprised of 10 million restricted common shares of the Company at an issue price of $3 per common share and a cash payment of $400,000.

Under the terms of the acquisition agreement and pursuant to settlement of the acquisition, the Company was obligated to pay loan advances of $7,000,000 to Minanca as follows:

i.	$1,500,000 within 15 days of settlement of the acquisition transaction for upgrade expenditures on the Property (paid in full);

ii.	$400,000 by July 31, 2006 for upgrades to the Property (paid in full);

iii.	$1,375,000 by October 2, 2006 to be paid for existing debt owed by Minanca (paid in full); and

iv.	The balance of $3,725,000 for exploration expenditures on the Property to be paid equally over a period of 5 months beginning September 1, 2006 with the final payment due on January 1, 2007 (the total amount has been paid in full).

As of August 31, 2011 and 2010 the loan advances equalled $6,100,000. Minanca is to undertake to grant a mortgage of all its assets to the Company as security against the loan advances noted above. Repayment of the loan advances rank in priority ahead of any dividend or distribution payments to shareholders of Minanca.

On December 9, 2007, the Company entered into an agreement with Emco to cancel the acquisition by Panex Resources of an 80% interest in Minanca. As a consequence, neither party has any further rights or obligations to each other, except that Minanca remains indebted to Panex Resources for an amount of $6,100,000 which it had agreed to repay as follows:

(i)           payment of US$250,000 to Panex Resources by close of business on December 14, 2007;

(ii)           payment of US$1,750,000 to Panex Resources within 21 days of the execution of the agreement; and

(iii) payment of the remainder of the loan balance in accordance with the provisions of the June 2006 agreement (which provided for loan repayment from cash surpluses from the sale of mineral products) or as otherwise agreed between the parties.

As at the date of this report, no repayments have been made. The loan was fully reserved for in the financial statements during the year ended August 31, 2007, however management continues to seek recovery of all or part of the loan.

On June 16, 2006, the Company paid $400,000 as per the terms of the agreement and provided a loan advance of $100,000 to Minanca. Prior to August 31, 2007, the Company had recorded the $400,000 as deferred acquisition costs pending the final settlement of the agreement, however this amount was expensed to the income statement during the year ended August 31, 2007.

Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Related Party Transactions

a.    During the three and six months ended February 29, 2012, the Company recognized a total of $15,000 and $30,260 respectively for donated services provided by the president of the Company.

b.    The Company incurred nil management fees during the three and six months ended February 29, 2012 (prior periods: $9,911 and $24,502, respectively) for services provided by the president of the Company. As of February 29, 2012, the Company has an accrued liability of $76,044 for management fees and travel expenses due to this related party.

c.    Included in professional fees during the three and six months ended February 29, 2012 is $39,551 (prior period: $0) paid to the Chief Financial Officer (CFO) for consulting, administration, travel expenses and fund raising activities. This amount has been settled for issuance of 1,977,553 shares of commons stock (Note 3).

d.     In August 2007, the Company received loan proceeds totaling $105,068 from companies in which the president/chief executive officer is a director and shareholder. Interest is charged at 8% simple interest, the loan is unsecured and has no stated maturity date. In May 2008 $67,193 was repaid including accrued interest. On December 20, 2010, principal of $46,892 and accrued interest of $15,751 was assigned to an unrelated third party (Note 6). As of February 29, 2012, there was $1,228 of accrued interest outstanding in relation to the loans.

e.    Included in professional fees during the three and six months ended February 29, 2012, $91,980 in consulting fees were recognized for services performed by Coresco AG. The President and CFO exert significant influence over this company. The fees are in relation to preliminary work performed for fund raising activities.

a)	During the year ended August 31, 2011, the Company recognized a total of $31,617 for donated services provided by the president / chief executive officer of the Company.
b)	The Company incurred management fees of $24,502 ($53,638 for the year ended August 31, 2010) for services provided by the president and chief executive officer of the Company, for the year ended August 31, 2011. As of August 31, 2011 and 2010 the Company has an accrued liability of $79,425 and $44,563 owing for management fees and travel expenses to this related party.

c)	Included in professional fees are consulting fees of $52,398 incurred during the year ended August 31, 2011 ($30,687 for the year ended August 31, 2010) for administration, office rent, accounting and company secretarial services provided by a company in which the president and chief executive officer and former director are directors and shareholders. As of August 31, 2011 and 2010, the Company has an accrued liability of $202,258 and $124,180, respectively, owing for services provided under this agreement.
d)	In August 2007 the Company received loan proceeds totalling $105,068, from companies in which the president and chief executive officer is a director and shareholder. Interest is charged at 8% simple interest, is unsecured and has no stated maturity date. In May 2008 $67,193 was repaid, including accrued interest. On December 20, 2010, principal of $46,892 and accrued interest of $15,751 was assigned to an unrelated third party (Note 7). As of August 31, 2011, there was $1,254 of accrued interest outstanding in relation to the loans ($62,643 as of August 31, 2010).

Mineral Properties	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Mineral Properties

a.        DeBeira 1 Mineral Claim

On May 20, 2005, the mineral claim known as “De Beira 1” was staked in British Columbia, Canada on behalf of Panex and held in trust for Panex until 2006. During the year ended August 31, 2006, Panex relinquished ownership of the De Beira 1 mineral claim as it was not considered sufficiently prospective and turned its attention to other opportunities. An amount of just over $600 was spent on the costs of staking this claim and commissioning a desk-top report on the geology of the area. Other than this, no work was conducted on the property prior to relinquishing it.

b.       Titiribi Gold/Copper Project

The Company entered into an agreement with Goldplata Corporation Limited, Goldplata Resources Inc. and Goldplata Resources Sucursal Colombia (the “Goldplata Group”) dated May 6, 2006, whereby the Company was granted an option to acquire up to 70% interest in the Titiribi Gold/Copper project in Colombia, South America. The agreement allowed the Company to acquire an initial interest of 65% by sole funding $8 million in exploration expenditures within a 3 year period (the “Option Period”). The Option Period commenced on June 9, 2006. After acquiring 65% interest, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $12 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $1 million in exploration expenditures or paid $1 million to the Goldplata Group. Through August 31, 2008, $2,830,000 of exploration expenditures have been paid by the Company and recorded as mineral property and exploration costs on the statement of operations. No further payments were made and up to the date of this report.

On January 11, 2008 the Company entered into an agreement with Australian publicly traded company, Windy Knob Resources Limited (“Windy Knob”) to assign its interests in the Titiribi Gold/Copper Project for cash proceeds of $1 million being reimbursement of exploration expenditures and 3,250,000 shares of common stock in Windy Knob.

The terms of the agreement were as follows:

         i.            payment of $250,000 to the Goldplata Group on behalf of Panex to satisfy outstanding cash call requirements (this was paid in January 2008);

       ii.            payment of $540,000 to the Goldplata Group on behalf of Panex to satisfy outstanding cash calls at the completion of due diligence by Windy Knob (this was paid in January 2008); and

     iii.            payment of $210,000 direct to Panex at the completion of due diligence by Windy Knob (this was received on February 4, 2008).

In connection with this transaction, the Company recognized a gain of $1,376,288, during the year ended August 31, 2008 which is reported in other income. As noted above, $790,000 of this gain is offset within mineral property and exploration costs, as it was paid to the Goldplata Group by Windy Knob on behalf of the Company to secure the Company’s rights under the original agreement prior to the sale.

The 3,250,000 shares in Windy Knob were issued to the Company on April 16, 2008 and sold on May 23, 2008 for cash proceeds of $250,047. In connection with this sale, the Company recognized a realized loss of $126,182 during the year ended August 31, 2008. This prior year loss represented the difference between the fair value at the date the shares were issued to the Company and the date the shares were sold to a third party.

c.        Peruvian Gold / Silver Projects

On July 5, 2006, the Company entered into agreements with the Goldplata Group to acquire an interest of up to 70% in the Condoroma and Suyckutambo Projects in Peru. The Company was granted an option to acquire up to 70% interest in each of these two projects on identical terms. The agreements allowed the Company to acquire an initial interest of 65% by sole funding $4 million in exploration expenditures within a 3 year period (the “Option Period”). The Option Period commenced on August 4, 2006. After acquiring 65%, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $6 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $500,000 in exploration expenditures or paid $500,000 to the Goldplata Group. Through August 31, 2008, $1,110,000 of exploration expenditures have been paid by the Company on the Condoroma and Suyckutambo Projects and recorded as mineral property and exploration costs on the statement of operations. No further payments were made up to the date of this report.

In September 2007, the Company decided to withdraw from the Condoroma and Suyckutambo Projects as it became apparent that the Company and the permit holders, the Goldplata Group, had different philosophies about how the projects should be further explored and developed. De Beira favored a measured approach, with a focus on further exploration to maximize the resource potential whereas the Goldplata Group favored a short term development and production strategy.

d.       Acandi Project

On October 19, 2006, the Company entered into a preliminary agreement in association with the Goldplata Group to earn an 80% interest in the Acandi copper / gold project in North East Colombia, near the Panama border, by sole funding exploration expenditures and making cash payments to the present beneficial holder of the project interest. Through August 31, 2008, $525,000 of exploration expenditures have been paid by the Company. No further payments were made up to the date of this report.

In September 2007, the Company withdrew from the Acandi project and there are no residual rights or financial obligations.

a)	De Beira 1 Mineral Claim

On May 20, 2005, the mineral claim known as “De Beira 1” was staked in British Colombia, Canada on behalf of Panex and held in trust for Panex until 2006. During the year ended August 31, 2006, Panex relinquished ownership of the De Beira 1 mineral claim as it was not considered sufficiently prospective and turned its attention to other opportunities. An amount of just over $600 was spent on the costs of staking this claim and commissioning a desk-top report on the geology of the area. Other than this, no work was conducted on the property prior to relinquishing it.

b)	Titiribi Gold/Copper Project

The Company entered into an agreement with Goldplata Corporation Limited, Goldplata Resources Inc. and Goldplata Resources Sucursal Colombia (the “Goldplata Group”) dated May 6, 2006, whereby the Company was granted an option to acquire up to 70% interest in the Titiribi Gold/Copper project in Colombia, South America. The agreement allowed the Company to acquire an initial interest of 65% by sole funding $8 million in exploration expenditures within a 3 year period (the “Option Period”).  The Option Period commenced on June 9, 2006. After acquiring 65% interest, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $12 million, both within a period of no more than 3 years from the time of the election. The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $1 million in exploration expenditures or paid $1 million to the Goldplata Group.  Through August 31, 2008, $2,830,000 of exploration expenditures have been paid by the Company and recorded as mineral property and exploration costs on the statement of operations.  No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

On January 11, 2008 the Company entered into an agreement with Australian publicly traded company, Windy Knob Resources Limited (“Windy Knob”) to assign its interests in the Titiribi Gold/Copper Project for cash proceeds of $1 million being reimbursement of exploration expenditures and 3,250,000 shares of common stock in Windy Knob. The terms of the agreement were as follows:

(i)	payment of $250,000 to the Goldplata Group on behalf of Panex Resources to satisfy outstanding cash call requirements (this was paid in January 2008);
(ii)	payment of $540,000 to the Goldplata Group on behalf of Panex Resources to satisfy outstanding cash calls at the completion of due diligence by Windy Knob (this was paid in January 2008); and

(iii)	payment of $210,000 direct to Panex Resources at the completion of due diligence by Windy Knob (this was received on February 4, 2008).

In connection with this transaction, the Company recognized a gain of $1,376,288, during the year ended August 31, 2008 which is reported in other income. As noted above, $790,000 of this gain is offset within mineral property and exploration costs, as it was paid to the Goldplata Group by Windy Knob on behalf of the Company to secure the Company’s rights under the original agreement prior to the sale.

The 3,250,000 shares in Windy Knob were issued to the Company on April 16, 2008 and sold on May 23, 2008 for cash proceeds of $250,047. In connection with this sale, the Company recognized a realized loss of $126,182 during the year ended August 31, 2008. This prior year loss represented the difference between the fair value at the date the shares were issued to the Company and the date the shares were sold to a third party.

c)      Peruvian Gold / Silver Projects

On July 5, 2006, the Company entered into agreements with the Goldplata Group to acquire an interest of up to 70% in the Condoroma and Suyckutambo Projects in Peru. The Company was granted an option to acquire up to 70% interest in each of these two projects on identical terms. The agreements allowed the Company to acquire an initial interest of 65% by sole funding $4 million in exploration expenditures within a 3 year period (the “Option Period”).  The Option Period commenced on August 4, 2006.  After acquiring 65%, the Company had 60 days to elect to sole fund further expenditures in order to acquire another 5%, giving it a total interest of 70%. The additional interest was to be acquired upon the earlier of completing a bankable feasibility study or spending a further $6 million, both within a period of no more than 3 years from the time of the election.  The Company could not withdraw from the agreement after the start of the Option Period until it either incurred $500,000 in exploration expenditures or paid $500,000 to the Goldplata Group.  Through August 31, 2008, $1,110,000 of exploration expenditures have been paid by the Company on the Condoroma & Suyckutambo projects and recorded as mineral property and exploration costs on the statement of operations. No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

In September 2007, Panex Resources decided to withdraw from the Condoroma and Suyckutambo Projects as it became apparent that Panex Resources and the permit holders, the Goldplata Group, had different philosophies about how the projects should be further explored and developed. Panex Resources favored a measured approach, with a focus on further exploration to maximize the resource potential whereas the Goldplata Group favored a short term development and production strategy.

d)      Acandi Project

On October 19, 2006, the Company entered into a preliminary agreement in association with the Goldplata Group to earn an 80% interest in the Acandi copper / gold project in North East Colombia, near the Panama border, by sole funding exploration expenditures and making cash payments to the present beneficial holder of the project interest.  Through August 31, 2008, $525,000 of exploration expenditures have been paid by the Company. No further payments were made during the years ended August 31, 2010 and 2011 or up to the date of this report.

In September 2007, the Company withdrew from the Acandi project and there are no residual rights or financial obligations.

Stockholders��� Equity	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Stockholders��� Equity

Common stock

Panex’s authorized capital stock consists of 500,000,000 shares of common stock at a par value of $0.001 per share.  On August 30, 2010, the authorized capital was increased from 75,000,000 shares of common stock to 500,000,000 shares of common stock.

Stock cancellations and recapitalization:

On May 25, 2006 and June 9, 2006, the Company completed the return and cancellation of 30,000,000 and 6,000,000 common shares to the treasury, respectively. The shares were returned by the former president of the Company.

The net loss per share amounts and stockholders’ equity (deficit) have been retroactively restated (accounted for as a recapitalization) to reflect the return and cancellation of 36,000,000 common shares by the former president of the Company.

Common stock issuances:

On May 28, 2004, the Company issued 6,000,000 shares of common stock to the then President of the Company for reimbursement of legal expenses of $500 incurred on behalf of the Company.

On June 30, 2005, the Company issued 6,000,000 shares of common stock for cash proceeds of $25,000.

On April 15, 2005, the Company issued 22,500,000 shares of common stock for cash proceeds of $18,750.

On March 22, 2005 the Company issued 36,000,000 shares of common stock for cash proceeds of $3,000.

On June 8, 2006, the Company completed a private placement with a director of the Company for 714,285 common shares at a price of $2.80 per share for proceeds of $2,000,000.

On August 30, 2006, the Company completed a private placement of 1,250,000 units at a price of $2.00 per unit for proceeds of $2,500,000. Each unit consisted of one common share and one common share purchase warrant.

Each share purchase warrant entitles the holder to acquire one additional common share at an exercise price of $2.50 per share for a period of two years. All warrants expired unexercised on August 31, 2008.

During November 2006, the Company completed private placements for 3,095,000 shares of restricted common stock at $0.80 per share, raising proceeds of $2,476,000.

In January 2007 the Company completed two private placements for 3,187,500 shares of restricted common stock at $0.80 per share raising proceeds of $2,550,000.

In February 2007 the Company completed two private placements for 1,350,000 shares of restricted common stock at $0.80 per share raising proceeds of $1,080,000.

On February 28, 2009, the board of directors authorized the issuance of 14,100,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for cash proceeds of $16,000 and the settlement of $125,000 accrued liabilities and debt. The shares were issued on June 19, 2009.

On May 29, 2009, the Company completed a private placement for 1,500,000 shares of restricted common stock at price of $0.01 per restricted share in exchange for the settlement of $15,000 debt.

In October 2009, the Company issued 6,350,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for cash proceeds of $40,000 and the settlement of $23,500 in accrued liabilities and debt due to a related party. The cash was received in December 2008.

In January 2010, the Company issued 1,000,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for the settlement of $10,000 in accrued liabilities and debt due to a related party.

On December 20, 2010, the Company issued 2,955,483 restricted shares of common stock at a subscription price of $0.05 per share, for the settlement of $147,774 in accounts payable and accrued liabilities and issued 9,347,640 restricted shares of common stock at a subscription price of $0.05 per share for the settlement of loans and accrued interest totalling $467,382 from an unrelated third party (Note 7).

Loans and Borrowings	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Loans and Borrowings

In March and July 2007, the Company received loan proceeds of $240,000 and $500,000 respectively from an unrelated third party. These loans are unsecured and bear interest at 8% per annum with no fixed repayment date, but the understanding with the lender is that the loans will be repaid from the proceeds of future equity financings and/or the repayment of amounts lent to Minanca. On December 20, 2010, principal of $46,892 and interest of $15,751 was assigned to this third party (Note 4d). In December 2010, $267,072 of this loan as well as $200,310 of accrued interest on this loan was settled by the issue of 9,347,640 shares.

In January 2011, the Company received loan proceeds of $50,000, from an unrelated third party. This loan is unsecured, has no stated interest rate. This amount was settled for issuance of 2,500,000 shares of commons stock in February 2012 (Note 3).

In March and July 2007, the Company received loan proceeds of $240,000 and $500,000 respectively from an unrelated third party. These loans are unsecured and bear interest at 8% per annum with no fixed repayment date, but the understanding with the lender is that the loans will be repaid from the proceeds of future equity financings and/or the repayment of amounts lent to Minanca. On December 20, 2010, principal of $46,892 and interest of $15,751 was assigned to this third party (Note 4d).  In December 2010, $267,072 of this loan as well as $200,310 of accrued interest on this loan was settled by the issue of 9,347,640 shares.

In January 2011, the Company received loan proceeds of $50,000 from an unrelated third party. This loan is unsecured, has no stated interest rate and is payable when cash flow permits.

Non-Cash Investing and Financing Activities	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Non-Cash Investing and Financing Activities

	Year ended August 31, 2011 $	Year ended August 31, 2010 $	Accumulated from May 28, 2004 (Date of Inception) to August 31, 2011 $
Issuance of common stock for settlement of debt (including accrued interest:

Related party	—	—	5,673
Non-related party	467,382	—	507,029

Issuance of common stock for settlement of accounts payable:

Related party	—	33,500	128,180
Non-related party	147,774	—	147,774

Cash paid to Goldplata on behalf of the Company (Note 5)	—	—	790,000

Income Taxes	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Income Taxes

The components of the Company’s net deferred tax asset as of August 31, 2011 and 2010, and the statutory tax rate, the effective tax rate and the valuation allowance are as follows:

	August 31, 2011	August 31, 2010
Net operating losses	6,443,413	6,143,915
Loan loss reserves	6,100,000	6,100,000
	12,543,413	12,243,915
Statutory tax rate	35%	35%
Deferred tax asset	4,390,195	4,285,370
Valuation allowance	(4,390,195)	(4,285,370)
Net deferred tax asset	—	—

The Company has net operating loss carry-forwards for tax purposes of approximately $6,443,000, which begin expiring in 2030. The utilization of the net operating loss carry-forwards cannot be assured.

Deferred income tax reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company provided a valuation allowance of 100% of its net deferred tax asset due to the uncertainty of generating future profits that would allow for the realization of such deferred tax assets.